Interest income and expense (Tables)	6 Months Ended
Apr. 30, 2021
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Summary of Consolidated Interest Income and Expense for Both Product and Accounting Categories
The table below provides the consolidated interest income and expense by accounting categories.

	For the three months ended						For the six months ended
$ millions	2021 Apr. 30		2021 Jan. 31		2020 Apr. 30		2021 Apr. 30		2020 Apr. 30
	Interest income	Interest expense	Interest income	Interest expense	Interest income	Interest expense	Interest income	Interest expense	Interest income	Interest expense
Measured at amortized cost (1)	$3,098	$703	$3,256	$814	$3,998	$1,858	$6,354	$1,517	$8,433	$4,184
Debt securities measured at FVOCI (1)	83	n/a	98	n/a	206	n/a	181	n/a	446	n/a
Other (2)	392	123	417	118	498	82	809	241	1,005	177
Total	$3,573	$826	$3,771	$932	$4,702	$1,940	$7,344	$1,758	$9,884	$4,361
(1)	Interest income for financial instruments that are measured at amortized cost and debt securities that are measured at FVOCI is calculated using the effective interest rate method.
(2)	Includes interest income and expense and dividend income for financial instruments that are mandatorily measured and designated at FVTPL and equity securities designated at FVOCI.
n/a	Not applicable.